Other Assets (Details) - Schedule of other assets - Other assets [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Assets (Details) - Schedule of other assets [Line Items]
Accrued interest income	$ 4,213	$ 2,580
Listing transaction deferred cost		1,855
Prepaid expenses	1,978	1,303
Refundable deposits	121	119
Employees receivables	7	60
Funds held in trust accounts	2,103	1,518
Income tax receivables	120	133
Trade receivables	13	7
Investments proceeds receivables	894
Others	113	179
Total other assets	$ 9,562	$ 7,754